Finance Costs	12 Months Ended
Dec. 31, 2017
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Finance Costs
11.	FINANCE COSTS

	Note	2015	2016	2017
Finance costs:
- Interest on bank loans repayable within 5 years		3,301	2,730	3,378
- Interest on corporate bonds, promissory notes and commercial papers repayable within 5 years		1,928	2,885	2,403
- Interest on convertible bonds repayable within 5 years		172	—	—
- Interest on related parties loans repayable within 5 years		60	—	73
- Interest on bank loans repayable over 5 years		8	62	53
- Less: Amounts capitalized in CIP	15	(936)	(769)	(670)

Total interest expense		4,533	4,908	5,237
- Net exchange loss/ (gain)		2,104	(260)	231
- Others		297	369	266

		6,934	5,017	5,734